Financial Instruments and risks - Disclosure of significant unobservable inputs used in fair value measurement (Details) $ in Thousands	12 Months Ended
Apr. 30, 2026 USD ($)
Capped Call Derivative Options [Member] | Binomial Option Pricing Model [Member] | Volatility [Member] | Unfavorable scenario [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [Line items]
Percentage of reasonably possible decrease in unobservable input, liabilities	5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ (6,777)
Capped Call Derivative Options [Member] | Binomial Option Pricing Model [Member] | Volatility [Member] | Favorable scenario [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [Line items]
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 6,635
Derivative Liabilities [Member] | Market calibration Model [Member] | Credit Spread [Member] | Unfavorable scenario [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [Line items]
Percentage of reasonably possible decrease in unobservable input, liabilities	2.50%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ (10,137)
Derivative Liabilities [Member] | Market calibration Model [Member] | Credit Spread [Member] | Favorable scenario [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [Line items]
Percentage of reasonably possible increase in unobservable input, liabilities	2.50%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 8,914